LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Long-term debt
Long-term debt	$ 1,235.5			$ 2,232.6
Reclamation and remediation obligations
Long-term debt
Surety bonds outstanding	$ 451.8			375.1
Operations in Brazil, Mauritania, Ghana and Chile
Long-term debt
Fees incurred on outstanding surety bonds and letters of credit from insurance companies and international banks	0.63%
Surety bonds outstanding	$ 738.9			617.9
EDC
Long-term debt
Interest rate (as a percent)	0.75%
Letters of credit	$ 247.2	$ 400.0	$ 300.0	$ 235.7